Derivatives Instruments (Derivative Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
HFT derivatives
Derivative Assets	$ 270	$ 348
Derivative Liabilities	690	567
Other derivatives
Other, Derivative Assets	0	22
Other, Derivative Liabilities	36	7
Derivative Assets
Total gross current derivative assets	322	389
Total impact of master netting agreements	(155)	(149)
Less: Derivatives classified as held for sale	(1)	0
Derivative Asset, Total	166	240
Derivative Assets, Current	115	174
Derivative Assets, Long-term	51	66
Derivative Liabilities
Total gross current derivative liabilities	773	653
Total impact of master netting agreements	(155)	(149)
Less: Derivatives classified as held for sale	(1)	0
Derivative Liabilities, Total	617	504
Derivative Liabilities, Current	526	386
Derivative Liabilities, Long-term	91	118
Equity derivatives
Other derivatives
Other, Derivative Assets	0	4
Other, Derivative Liabilities	2	0
FX forwards
Other derivatives
Other, Derivative Assets	0	18
Other, Derivative Liabilities	34	7
Power swaps and physical contracts
HFT derivatives
Derivative Assets	34	29
Derivative Liabilities	30	36
Natural gas swaps, futures, forwards, physical contracts
HFT derivatives
Derivative Assets	236	319
Derivative Liabilities	660	531
Regulatory deferral
HFT derivatives
Derivative Assets	52	19
Derivative Liabilities	47	79
Derivative Assets
Total impact of master netting agreements	(7)	(3)
Derivative Liabilities
Total impact of master netting agreements	(7)	(3)
Regulatory deferral | Commodity swaps and forwards
Regulatory deferral
Regulatory deferral, Derivative Assets	25	16
Regulatory deferral, Derivative Liabilities	44	76
Regulatory deferral | FX forwards
HFT derivatives
Derivative Assets	27	3
Derivative Liabilities	3	3
HFT derivatives
Derivative Assets
Total impact of master netting agreements	(148)	(146)
Derivative Liabilities
Total impact of master netting agreements	$ (148)	$ (146)